Income Taxes	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Income Taxes	INCOME TAXES
The components of our income tax provision for the years ended December 31, were as follows:

(millions)	2023	2022	2021
Current tax provision
Federal	$1,102.5	$733.2	$739.5
State	18.7	12.7	20.7
Deferred tax expense (benefit)
Federal	(119.9)	(528.7)	98.6
State	0	(16.6)	0.3
Total income tax provision	$1,001.3	$200.6	$859.1
The provision for income taxes in the consolidated statements of comprehensive income differed from the statutory rate for the years ended December 31, as follows:

	2023		2022		2021
(millions)	Expense (Benefit)	Rate Impact	Expense (Benefit)	Rate Impact	Expense (Benefit)	Rate Impact
Income before income taxes	$4,903.7		$922.1		$4,210.0
Tax at statutory federal rate	$1,029.8	21%	$193.6	21%	$884.1	21%
Tax effect of:
Stock-based compensation	(21.7)	(1)	(18.1)	(2)	(19.4)	(1)
Tax credits	(16.4)	0	(14.8)	(2)	(9.9)	0
Tax-preferenced investment income	(10.2)	0	(12.7)	(1)	(13.2)	0
State income taxes, net of federal taxes	14.7	0	(3.1)	0	16.6	0
Nondeductible compensation expense	9.8	0	11.1	1	8.4	0
Tax-deductible dividends	(4.8)	0	(1.8)	0	(9.4)	0
Goodwill impairment[1]	0	0	47.2	5	0	0
Other items, net	0.1	0	(0.8)	0	1.9	0
Total income tax provision	$1,001.3	20%	$200.6	22%	$859.1	20%
[1] The ARX acquisition did not create goodwill for income tax purposes. As a result, the impairment was not deductible for income tax purposes.
Deferred income taxes reflect the tax effects of temporary differences between the financial statement carrying amounts and the tax bases of assets and liabilities. The following table shows the components of the net deferred tax assets and liabilities at December 31:

(millions)	2023	2022
Federal deferred income tax assets:
Unearned premiums reserve	$836.0	$719.2
Net unrealized losses on fixed-maturity securities	427.3	742.9
Loss and loss adjustment expense reserves	292.7	239.9
Non-deductible accruals	238.2	225.9
Software development costs	66.0	37.8
Operating lease liabilities	37.2	28.8
Hedges on forecasted transactions	3.7	3.8
Investment basis differences	0.2	17.0
Other	13.4	12.7
Federal deferred income tax liabilities:
Net holding period gains on equity securities	(451.0)	(387.3)
Deferred acquisition costs	(354.4)	(324.3)
Property and equipment	(88.4)	(97.0)
Operating lease assets	(37.2)	(28.8)
Loss and loss adjustment expense reserve transition adjustment	(15.9)	(24.1)
Intangible assets	(8.7)	(11.1)
Prepaid expenses	(6.2)	(6.5)
Other	(16.9)	(17.4)
Net federal deferred income taxes	936.0	1,131.5
State deferred income tax assets[1]	39.9	42.2
State deferred income tax liabilities[1]	0	0
Total	$975.9	$1,173.7
[1] State deferred assets and liabilities are recorded in other assets and accounts payable, accrued expenses, and other liabilities, respectively, on our consolidated balance sheets.
Although realization of the deferred tax assets is not assured, management believes that it is more likely than not that the deferred tax assets will be realized based on our expectation that we will be able to fully utilize the deductions that are ultimately recognized for tax purposes and, therefore, no valuation allowance was needed at December 31, 2023 or 2022. We believe our deferred tax asset related to net unrealized losses on fixed-maturity securities will be realized based on the existence of prior-year capital gains and current temporary differences related to unrealized gains in our equity portfolio.
At December 31, 2023 and 2022, we had net current income taxes payable of $311.8 million and $10.9 million, respectively, which were reported in accounts payable, accrued expenses, and other liabilities on our consolidated balance sheets. The increase in income taxes payable was primarily driven by the portion of earnings generated during the fourth quarter relative to our annual earnings.
The Progressive Corporation and its subsidiaries file a consolidated federal income tax return. As a result of the acquisition of the Protective Insurance Corporation and subsidiaries (Protective Insurance) in 2021, Protective Insurance was included in The Progressive Corporation consolidated federal income tax return for the period from the June 2021 acquisition date through the end of 2021. We filed a final consolidated federal income tax return for Protective Insurance for the period from the beginning of the year through the June 2021 acquisition date.
All federal income tax years prior to 2020 are generally closed to examination; however, for The Progressive Corporation, 2016 remains open for a tax credit partnership investment. The statute of limitations for state income tax purposes generally remains open for three to four years from the return filing date, depending upon the jurisdiction. There has been no significant state income tax audit activity.
For the years ended December 31, 2023, 2022, and 2021, we recognized $0.2 million, $0.1 million, and $0.1 million, respectively, of interest and penalties, as a component of the income tax provision. We have not recorded any unrecognized tax benefits, or related interest and penalties, as of December 31, 2023 and 2022.